INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	€ 10
Intangible assets, ending	4		€ 10
Accumulated amortization, beginning	10	€ 10	10
Additions	(6)
Derecognitions
Accumulated amortization, ending	4		10
Software [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	4,409	4,409	4,409
Additions
Derecognitions
Intangible assets, ending	4,409	4,409	4,409
Accumulated amortization, beginning	(4,399)	(4,399)	(4,399)
Additions	(6)
Derecognitions
Accumulated amortization, ending	(4,405)		(4,399)
Total Cost [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning	4,409	4,409	4,409
Additions
Derecognitions
Intangible assets, ending	4,409	4,409	4,409
Total Amortization [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning	(4,399)	(4,399)	(4,399)
Additions	(6)
Derecognitions
Accumulated amortization, ending	(4,405)		(4,399)
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning
Additions
Derecognitions
Accumulated amortization, ending